Share-Based Compensation (Schedule Of Share And Stock Option Data) (Details)	Sep. 30, 2011	Sep. 30, 2010
Shares available for future awards or grants	4,000,000
Outstanding stock option grants	1,480,000	1,720,000
Outstanding unvested restricted stock awards	560,000	623,000
2007 Plan [Member]
Shares available for future awards or grants	1,895,274
Outstanding stock option grants	860,744
Outstanding unvested restricted stock awards	559,712
2001 Plan [Member]
Outstanding stock option grants	594,725
1996 Plan [Member]
Outstanding stock option grants	24,000